Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans
Schedule of expense recognized related to the 401(k) Plan

	For the Years Ended December 31,
Expense Recognized Related to the 401(k) Plan	2019	2018	2017

	(In thousands)
Matching contributions, net of forfeitures	$11,181	$10,300	$7,070
Discretionary stock contributions, net of forfeitures	$28,774	$27,048	$27,969